Management of Capital	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Management of Capital

17.	MANAGEMENT OF CAPITAL
The Company defines capital that it manages as its shareholders equity as well as debt and financing obligations. The Company’s objectives when managing capital are to safeguard the Company's ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders. At December 31, 2019, total managed capital was $2,695.3 million (2018 - $2,602.3 million).

	December 31, 2019	December 31, 2018
Shareholder's equity	$2,695.3	$2,602.3

The Company’s capital structure reflects the requirements of an entity focused on sustaining strong cash flows from its current mining operations and financing both internal and external growth opportunities and development projects. The Company faces lengthy development lead times as well as risks associated with increasing capital costs and project completion timing due to the availability of resources, permits and other factors beyond the Company’s control. The Company’s operations are also significantly affected by the volatility of the market price of gold.
The Company continually assesses its capital structure and makes adjustments to it with reference to changes in economic conditions and risk characteristics associated with its underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares, pay dividends, sell assets or enter into new debt arrangements.
The Company manages its capital structure by performing the following:

•	Maintaining sufficient liquidity in order to address any potential operational disruptions or industry downturns;

•	Preparing detailed budgets and cash flow forecasts for each mining operation, exploration project, development project and corporate activities that are approved by the Board of Directors;

•	Regular internal reporting and Board of Directors’ meetings to review actual versus budgeted spending and cash flows; and

•	Detailed project financial analysis to assess or determine new funding requirements.
There were no changes in the Company’s approach to managing capital during the year.